Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUTUAL FUNDS, INC.
Entity Central Index Key	0000100334
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017045 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	TWBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 906,333,994
Holdings Count | holding	539
Advisory Fees Paid, Amount	$ 3,846,311
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	61.1%
U.S. Treasury Securities	9.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	8.2%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.2%
Convertible Preferred Securities	1.2%
Sovereign Governments and Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Preferred Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Collateralized Loan Obligations	0.2%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.1)%

C000017047 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	ABINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 906,333,994
Holdings Count | holding	539
Advisory Fees Paid, Amount	$ 3,846,311
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	61.1%
U.S. Treasury Securities	9.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	8.2%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.2%
Convertible Preferred Securities	1.2%
Sovereign Governments and Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Preferred Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Collateralized Loan Obligations	0.2%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.1)%

C000189734 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	R5 Class
Trading Symbol	ABGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 906,333,994
Holdings Count | holding	539
Advisory Fees Paid, Amount	$ 3,846,311
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	61.1%
U.S. Treasury Securities	9.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	8.2%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.2%
Convertible Preferred Securities	1.2%
Sovereign Governments and Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Preferred Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Collateralized Loan Obligations	0.2%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.1)%

C000017101 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Investor Class
Trading Symbol	TWCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017103 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	I Class
Trading Symbol	TWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000189744 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Y Class
Trading Symbol	AGYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017102 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	A Class
Trading Symbol	TCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000088050 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	C Class
Trading Symbol	TWRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.83%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017105 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R Class
Trading Symbol	AGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.33%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000189743 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R5 Class
Trading Symbol	AGWUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000131599 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R6 Class
Trading Symbol	AGRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000236113 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	G Class
Trading Symbol	ACIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 14,702,172,276
Holdings Count | holding	75
Advisory Fees Paid, Amount	$ 54,298,936
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017106 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Investor Class
Trading Symbol	TWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000017108 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	I Class
Trading Symbol	ATHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000189746 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Y Class
Trading Symbol	ATHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000017107 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	A Class
Trading Symbol	ATHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000017109 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	C Class
Trading Symbol	AHGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	2.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.00%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000055524 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R Class
Trading Symbol	ATHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.50%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000189745 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R5 Class
Trading Symbol	ATHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000129042 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R6 Class
Trading Symbol	ATHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000236114 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	G Class
Trading Symbol	ACILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,363,837,373
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 23,619,798
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

C000017094 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	AFDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017095 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	I Class
Trading Symbol	AFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000189742 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Y Class
Trading Symbol	AFYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017096 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	A Class
Trading Symbol	AFDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017098 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	C Class
Trading Symbol	AFDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$90	1.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.79%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017099 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R Class
Trading Symbol	AFDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000189741 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R5 Class
Trading Symbol	AFDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000212514 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R6 Class
Trading Symbol	AFEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000212513 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	G Class
Trading Symbol	AFEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,117,912,034
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 5,424,094
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017053 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Investor Class
Trading Symbol	TWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017055 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	I Class
Trading Symbol	TWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000189738 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Y Class
Trading Symbol	ASLWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017054 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	A Class
Trading Symbol	TWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017058 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	C Class
Trading Symbol	ACSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$94	1.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017059 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R Class
Trading Symbol	ASERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000189737 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R5 Class
Trading Symbol	ASLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000131597 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R6 Class
Trading Symbol	ASDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000247666 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	G Class
Trading Symbol	ASLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,389,134,432
Holdings Count | holding	57
Advisory Fees Paid, Amount	$ 25,677,910
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017049 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	ANOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000017048 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	I Class
Trading Symbol	ANONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000189736 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Y Class
Trading Symbol	ANOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000017050 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	A Class
Trading Symbol	ANOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.38%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000017052 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	C Class
Trading Symbol	ANOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$108	2.13%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.13%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000055516 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R Class
Trading Symbol	ANORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000189735 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R5 Class
Trading Symbol	ANOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000131596 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R6 Class
Trading Symbol	ANODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000212512 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	G Class
Trading Symbol	ANOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,059,847,228
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 21,349,645
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

C000017060 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Investor Class
Trading Symbol	TWCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000017062 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	I Class
Trading Symbol	TWUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000189740 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Y Class
Trading Symbol	AULYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000017061 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	A Class
Trading Symbol	TWUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000017063 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	C Class
Trading Symbol	TWCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000017064 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R Class
Trading Symbol	AULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000189739 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R5 Class
Trading Symbol	AULGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000131598 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R6 Class
Trading Symbol	AULDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

C000214991 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	G Class
Trading Symbol	AULNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 26,579,895,502
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 106,716,701
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%